Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Investments
Schedule of Short-term Investments

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	113,872,353	139,740,216	19,681,997
Trading securities	6,917	17,151,086	2,415,680
Investments in convertible bonds	1,233,284	524,063	73,813
	115,112,554	157,415,365	22,171,490